Earnings Per Share - Summary of Adjusted Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Adjusted net profit attributable to RELX PLC shareholders	£ 1,674	£ 1,620	£ 1,473
Weighted average number of shares	1,977.2	2,019.4	2,062.3
Adjusted EPS	£ 0.847	£ 0.802	£ 0.714